Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2022	May 31, 2021	May 31, 2020
Statement of Comprehensive Income [Abstract]
Unrealized gain on available-for-sale investments, tax effect	$ 1,316	$ 4,014	$ 60